Derivative Liability	6 Months Ended
Jul. 31, 2013
Derivative Liability [Text Block]

12.       Derivative Liability

The Company has a derivative liability associated with the convertible promissory note issued on June 13, 2013 (Note 11 (ii)).

As a result of the application of ASC 815, the Company has recorded this derivative liability at its fair value as follows:

Derivative liability, January 31, 2013	$-
Fair value at commitment date	265,000
Fair value mark to market adjustment	338,300

Derivative liability, July 31, 2013	$603,300

On the commitment date of the related convertible promissory note, the Company recorded a debt discount to the extent of the gross proceeds of the promissory note, and immediately expensed the remaining derivative value of $115,000 as a derivative expense on the consolidated statement of comprehensive loss for the three and six months ended July 31, 2013.

The fair value of the derivative liability at the commitment and the re-measurement date of July 31, 2013 were based on the following management assumptions:

		Commitment
	July 31, 2013	date
Risk-free interest rate	. 011%	0.14%
Expected life (years)	0.87	1.00
Expected volatility (1)	147.18%	195.11%
Estimated stock price at date of issuance	$0.80	$1.19
Dividend yields	0.00%	0.00%

(1) As the Company has insufficient historical data on which to estimate expected future share price volatility, the Company estimated expected share price volatility based on the historical share price volatility of comparable entities.

Subsequent to July 31, 2013, the Company repaid the promissory note in full and this derivative liability was extinguished.